COMMITMENTS AND CONTINGENCIES (Details 2)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 1,805,899
2021	1,785,519
2022	1,920,543
2023	744,370
2024	310,200
Thereafter	568,700
Total lease payments	7,135,231
Less imputed interest	(989,520)
Present value of lease liabilities	$ 6,145,711